Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Purchase commitments
2018	$ 1,120,931
2019	684,769
2020	373,897
2021	197,384
2022	95,584
Later Years	49,455
Total	2,522,020
Purchases under contracts	1,400,000	$ 1,600,000	$ 1,600,000
Noncancelable operating lease commitments
2018	7,662
2019	4,441
2020	3,879
2021	2,919
2022	2,153
Later Years	1,667
Total	22,721
Expensed under noncancelable operating lease commitments	19,200	$ 21,600	$ 22,400
Approximate amount of commitments to complete construction in progress at various locations	278,800
Standby letters of credit	48,000
Revocable standby letters of credit	4,000
Portion of expected future cash expenditures
Purchase commitments
Contracts value threshold	1,000
2018	674,792
2019	74,245
2020	74,696
2021	71,482
2022	54,417
Later Years	60,105
Total	$ 1,009,737
Hogs and turkeys | Maximum
Purchase commitments
Purchase commitments, time period	10 years
Grow-out contracts | Maximum
Purchase commitments
Purchase commitments, time period	25 years
Corn, soybean meal and other feed | Maximum
Purchase commitments
Purchase commitments, time period	3 years